Other Financial Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure of financial assets [line items]
Write-down of investment	$ 3,850
Investments In Subscription Receipts [member]
Disclosure of financial assets [line items]
Write-down of investment	3,850
Unrealized loss of investment	$ 4,083